Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of January 1, 2021
Initial fair value as of January 11, 2021	8,316,000
Change in fair value	(4,224,000)
Transfer to Level 1
Transfer to Level 2	(4,092,000)
Fair value as of December 31, 2021
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of January 1, 2021
Initial fair value as of January 11, 2021	14,490,000
Change in fair value	(7,360,000)
Transfer to Level 1	(7,130,000)
Transfer to Level 2
Fair value as of December 31, 2021
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of level 3 warrant liabilities [Line Items]
Fair value as of January 1, 2021
Initial fair value as of January 11, 2021	22,806,000
Change in fair value	(11,584,000)
Transfer to Level 1	(7,130,000)
Transfer to Level 2	(4,092,000)
Fair value as of December 31, 2021